Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Wages and bonus	$ 26,643	$ 25,169
Dividends	36,919	32,871
Research and development payable	5,693	3,108
License fees and royalties	9,371	6,739
Professional fees	1,772	1,867
Equipment	557	1,264
Lease liabilities	3,046
Others	12,075	8,401
Accrued expenses and other current liabilities	$ 96,076	$ 79,419